Financial investments (Tables)	6 Months Ended
Jun. 30, 2024
Financial Instruments [Abstract]
Schedules of financial investments

Carrying amounts of financial investments
	30 Jun 2024	31 Dec 2023
	$m	$m
Financial investments measured at fair value through other comprehensive income	318,018	294,437
– treasury and other eligible bills	110,960	102,438
– debt securities	205,327	190,119
– equity securities	1,492	1,447
– other instruments	239	433
Debt instruments measured at amortised cost	149,338	148,326
– treasury and other eligible bills	26,177	30,733
– debt securities	123,161	117,593
At the end of the period	467,356	442,763